Government Grants (Tables)	12 Months Ended
Dec. 31, 2013
Government Grant
	December 31,	December 31,
	2013	2012
	(in thousands)
Received	$3,698	$3,473
Less accumulated amortization	(2,497)	(2,148)
Foreign exchange translation adjustment	398	337
	1,599	1,662
Less current portion	(240)	(235)
	$1,359	$1,427